INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished products	$ 14,156	$ 17,106
Raw materials	12,972	5,516
Inventory, net	$ 27,128	$ 22,622